Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 1.2%
General Dynamics Corp.	32,560	$ 7,430,518
L3 Harris Technologies, Inc.	19,279	3,783,311

		11,213,829

Air Freight & Logistics - 1.5%
United Parcel Service, Inc., Class B	74,646	14,480,578

Banks - 2.2%
Bank of America Corp.	325,167	9,299,776
JPMorgan Chase & Co.	87,256	11,370,330

		20,670,106

Beverages - 1.4%
Constellation Brands, Inc., Class A	18,530	4,185,742
Monster Beverage Corp. (A)	169,126	9,134,495

		13,320,237

Biotechnology - 1.2%
AbbVie, Inc.	71,710	11,428,423

Broadline Retail - 0.8%
Amazon.com, Inc. (A)	74,531	7,698,307

Building Products - 0.5%
Trane Technologies PLC	25,536	4,698,113

Capital Markets - 2.5%
Charles Schwab Corp.	43,720	2,290,054
CME Group, Inc.	35,895	6,874,610
Goldman Sachs Group, Inc.	15,923	5,208,573
Morgan Stanley	108,683	9,542,367

		23,915,604

Chemicals - 0.8%
Corteva, Inc.	94,407	5,693,686
Sherwin-Williams Co.	10,097	2,269,503

		7,963,189

Communications Equipment - 0.3%
Cisco Systems, Inc.	50,375	2,633,353

Consumer Finance - 1.1%
American Express Co.	61,387	10,125,786

Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	12,158	6,040,945
Dollar General Corp.	43,821	9,222,568
Sysco Corp.	85,027	6,566,635

		21,830,148

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	12,471	3,659,615

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd.	40,886	5,362,199

Entertainment - 0.9%
Walt Disney Co. (A)	82,876	8,298,374

Financial Services - 2.2%
Mastercard, Inc., Class A	58,140	21,128,657

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.6%
Hershey Co.	20,867	$ 5,308,773

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	75,822	7,677,736
Edwards Lifesciences Corp. (A)	37,338	3,088,973
Stryker Corp.	20,539	5,863,268

		16,629,977

Health Care Providers & Services - 2.2%
HCA Healthcare, Inc.	9,087	2,396,060
UnitedHealth Group, Inc.	39,345	18,594,054

		20,990,114

Hotels, Restaurants & Leisure - 3.8%
Booking Holdings, Inc. (A)	2,260	5,994,447
Hilton Worldwide Holdings, Inc.	68,060	9,587,612
McDonald’s Corp.	43,925	12,281,869
Starbucks Corp.	81,533	8,490,031

		36,353,959

Household Products - 0.9%
Procter & Gamble Co.	59,795	8,890,919

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	36,412	6,959,061

Insurance - 1.6%
Progressive Corp.	105,542	15,098,838

Interactive Media & Services - 2.2%
Alphabet, Inc., Class C (A)	201,341	20,939,464

IT Services - 1.0%
Accenture PLC, Class A	33,856	9,676,383

Leisure Products - 0.1%
Hasbro, Inc.	23,638	1,269,124

Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	18,269	10,529,703

Machinery - 2.0%
Cummins, Inc.	7,842	1,873,297
Deere & Co.	29,727	12,273,684
Illinois Tool Works, Inc.	3,918	953,837
Parker-Hannifin Corp.	12,163	4,088,106

		19,188,924

Media - 1.1%
Comcast Corp., Class A	287,342	10,893,135

Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	31,745	5,179,514
ConocoPhillips	84,680	8,401,103

		13,580,617

Pharmaceuticals - 2.9%
Eli Lilly & Co.	32,967	11,321,527
Merck & Co., Inc.	102,065	10,858,695
Zoetis, Inc.	30,808	5,127,684

		27,307,906

Professional Services - 0.5%
Automatic Data Processing, Inc.	19,460	4,332,380

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (A)	31,785	$ 2,314,266

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (A)	44,645	4,375,656
KLA Corp.	10,323	4,120,632
Lam Research Corp.	22,813	12,093,628
NVIDIA Corp.	48,112	13,364,070
Texas Instruments, Inc.	45,214	8,410,256

		42,364,242

Software - 5.6%
Cadence Design Systems, Inc. (A)	12,969	2,724,657
Intuit, Inc.	5,221	2,327,678
Microsoft Corp.	169,625	48,902,888

		53,955,223

Specialty Retail - 1.8%
Home Depot, Inc.	30,614	9,034,804
TJX Cos., Inc.	105,847	8,294,171

		17,328,975

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	188,569	31,095,028

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	85,405	10,474,069

Total Common Stocks (Cost $420,767,421)		573,907,598

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
ACC Auto Trust
Series 2022-A, Class A,
4.58%, 07/15/2026 (B)	$ 237,747	234,009
Affirm Asset Securitization Trust
Series 2021-B, Class A,
1.03%, 08/17/2026 (B)	565,000	540,190
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (B)	233,814	209,612
ARES LX CLO Ltd.
Series 2021-60A, Class A,
3-Month LIBOR + 1.12%, 5.91% (C), 07/18/2034 (B)	250,000	243,155
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A,
3.93%, 05/15/2028 (B)	249,796	242,987
Carvana Auto Receivables Trust
Series 2021-P4, Class A2,
0.82%, 04/10/2025	134,690	133,797
CBAM Ltd.
Series 2019-11RA, Class A1,
3-Month LIBOR + 1.18%, 5.99% (C), 01/20/2035 (B)	1,210,000	1,177,636
Series 2019-11RA, Class B,
3-Month LIBOR + 1.75%, 6.56% (C), 01/20/2035 (B)	308,466	290,932
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (B)	781,105	688,830

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC (continued)
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (B)	$ 295,042	$ 256,729
Series 2022-1A , Class A1,
5.97%, 08/15/2062 (B)	883,384	882,110
Series 2022-1A , Class A2,
6.11%, 08/15/2062 (B)	2,071,688	2,069,891
CIFC Funding Ltd.
Series 2021-7A, Class A1,
3-Month LIBOR + 1.13%, 5.95% (C), 01/23/2035 (B)	375,000	365,719
Series 2021-7A, Class B,
3-Month LIBOR + 1.60%, 6.42% (C), 01/23/2035 (B)	250,874	241,327
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2, Class C,
4.41%, 10/15/2026 (B)	157,108	156,318
CP EF Asset Securitization I LLC
Series 2021-1A, Class A,
5.96%, 04/15/2030 (B)	326,333	322,760
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (B)	821,000	702,008
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	755,468	723,873
Elmwood CLO II Ltd.
Series 2019-2A, Class AR,
3-Month LIBOR + 1.15%, 5.96% (C), 04/20/2034 (B)	339,000	331,356
Exeter Automobile Receivables Trust
Series 2019-1A, Class E,
5.20%, 01/15/2026 (B)	380,000	378,433
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	530,077
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class B,
0.87%, 01/15/2026 (B)	252,612	249,672
FREED ABS Trust
Series 2022-3FP, Class A,
4.50%, 08/20/2029 (B)	134,242	133,949
HPS Loan Management Ltd.
Series 2021-16A, Class B,
3-Month LIBOR + 1.70%, 6.52% (C), 01/23/2035 (B)	250,000	239,013
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	124,781	120,828
Series 2021-2, Class B,
0.89%, 12/26/2028 (B)	271,292	261,503
LAD Auto Receivables Trust
Series 2021-1A, Class A,
1.30%, 08/17/2026 (B)	224,085	217,470
Series 2022-1A, Class A,
5.21%, 06/15/2027 (B)	756,118	751,614
Lendbuzz Securitization Trust
Series 2022-1A, Class A,
4.22%, 05/17/2027 (B)	645,995	623,738
Series 2023-1A, Class A2,
6.92%, 08/15/2028 (B)	359,000	359,305
Libra Solutions LLC
Series 2022-1A, Class A,
4.75%, 05/15/2034 (B)	209,677	206,504
Series 2022-2A , Class A,
6.85%, 10/15/2034 (B)	224,961	224,258

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LL ABS Trust
Series 2022-2A, Class A,
6.63%, 05/15/2030 (B)	$ 205,692	$ 204,788
Logan CLO II Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 1.15%, 5.96% (C), 01/20/2035 (B)	582,571	566,688
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A,
8.04%, 09/20/2027 (B)	602,000	601,935
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1,
2.41%, 10/20/2061 (B)	353,000	300,493
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	184,919	172,534
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	451,616	405,997
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (B)	681,109	614,041
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR,
3-Month LIBOR + 1.15%, 5.96% (C), 10/20/2034 (B)	351,000	341,086
Pagaya AI Debt Trust
Series 2022-1, Class A,
2.03%, 10/15/2029 (B)	311,129	300,576
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1,
3-Month LIBOR + 1.15%, 5.96% (C), 01/20/2035 (B)	952,000	928,786
Series 2021-4A, Class B,
3-Month LIBOR + 1.70%, 6.51% (C), 01/20/2035 (B)	264,465	254,022
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B,
5.28%, 05/15/2032 (B)	505,628	494,790
Series 2022-B, Class A2,
5.59%, 08/16/2032 (B)	203,922	203,648
Santander Bank NA - SBCLN
Series 2021-1A, Class B,
1.83%, 12/15/2031 (B)	132,793	127,476
Santander Drive Auto Receivables Trust
Series 2020-3, Class D,
1.64%, 11/16/2026	1,359,000	1,317,816
Tesla Auto Lease Trust
Series 2021-B, Class A3,
0.60%, 09/22/2025 (B)	394,000	376,628
Series 2021-B, Class B,
0.91%, 09/22/2025 (B)	202,000	191,256
Theorem Funding Trust
Series 2021-1A, Class A,
1.21%, 12/15/2027 (B)	232,681	229,877
THL Credit Wind River CLO Ltd.
Series 2019-1A , Class AR,
3-Month LIBOR + 1.16%, 5.97% (C), 07/20/2034 (B)	314,000	304,141

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TPI RE-REMICS Trust, Principal Only STRIPS
Series 2022-FRR1, Class AK33,
07/25/2046 (B)	$ 355,000	$ 347,824
Series 2022-FRR1, Class AK34,
07/25/2046 (B)	292,000	286,098
Tricolor Auto Securitization Trust
Series 2022-1A, Class A,
3.30%, 02/18/2025 (B)	59,779	59,235
Upstart Securitization Trust
Series 2021-4, Class A,
0.84%, 09/20/2031 (B)	186,610	182,144
Series 2021-5, Class A,
1.31%, 11/20/2031 (B)	130,783	127,304
Series 2022-1, Class A,
3.12%, 03/20/2032 (B)	589,714	575,116
Series 2022-2, Class A,
4.37%, 05/20/2032 (B)	814,075	799,610
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (B)	925,000	831,810
Vantage Data Centers LLC
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (B)	596,000	503,911
VCAT LLC
Series 2021-NPL1, Class A1,
2.29% (C), 12/26/2050 (B)	129,404	123,405
Westgate Resorts LLC
Series 2022-1A, Class A,
1.79%, 08/20/2036 (B)	204,995	194,361
Westlake Automobile Receivables Trust
Series 2020-1A, Class D,
2.80%, 06/16/2025 (B)	615,000	607,504

Total Asset-Backed Securities (Cost $27,778,766)		26,684,503

CORPORATE DEBT SECURITIES - 8.4%
Aerospace & Defense - 0.0% (D)
General Dynamics Corp.
3.50%, 04/01/2027	402,000	388,624

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026	554,000	486,773
2.65%, 07/15/2031	122,000	94,827

		581,600

Banks - 2.2%
Bank of America Corp.
Fixed until 06/01/2023 (E), 5.20% (C)	173,000	167,702
Fixed until 11/10/2027, 6.20% (C), 11/10/2028	1,219,000	1,275,056
Fixed until 09/05/2024 (E), 6.25% (C)	993,000	969,416
Bank of Montreal
Fixed until 01/10/2032, 3.09% (C), 01/10/2037	2,205,000	1,771,100
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	552,665
Fixed until 01/13/2028, 5.13% (C), 01/13/2029 (B)	929,000	929,975
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,306,856
Fixed until 05/15/2023 (E), 5.35% (C)	478,000	461,335
Fixed until 05/15/2025 (E), 5.95% (C)	496,000	461,458
Fixed until 05/15/2024 (E), 6.30% (C) (F)	109,000	103,414
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B)	966,000	811,715

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
Fixed until 02/28/2028, 5.56% (C), 02/28/2029 (B)	$ 1,345,000	$ 1,352,825
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	949,000	819,845
Fixed until 02/01/2025 (E), 4.60% (C)	414,000	385,020
Fixed until 08/01/2024 (E), 5.00% (C)	392,000	379,260
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,614,000	1,652,185
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/18/2024, 4.79% (C), 07/18/2025	654,000	647,347
Fixed until 02/22/2033, 5.44% (C), 02/22/2034	487,000	491,736
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	886,185
Nordea Bank Abp
5.38%, 09/22/2027 (B)	1,253,000	1,257,788
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034 (F)	576,000	567,823
Fixed until 10/28/2032, 6.04% (C), 10/28/2033	542,000	569,892
State Street Corp.
Fixed until 01/26/2033, 4.82% (C), 01/26/2034	277,000	275,272
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/2030	1,149,000	1,184,647
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	660,966
Fixed until 07/22/2032, 4.97% (C), 07/22/2033	235,000	221,482
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (C), 11/15/2035 (F)	841,000	654,958

		20,817,923

Beverages - 0.0% (D)
Diageo Capital PLC
1.38%, 09/29/2025	200,000	184,646

Biotechnology - 0.3%
Amgen, Inc.
5.15%, 03/02/2028	724,000	738,622
5.25%, 03/02/2030 - 03/02/2033	947,000	969,150
CSL Finance PLC
3.85%, 04/27/2027 (B) (F)	270,000	262,941
4.05%, 04/27/2029 (B)	529,000	509,753

		2,480,466

Capital Markets - 1.0%
Ares Capital Corp.
2.88%, 06/15/2027 (F)	823,000	705,451
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	179,000	146,724
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	444,000	411,509
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	1,486,000	1,442,182

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	$ 632,000	$ 565,911
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	990,000	928,356
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	1,298,000	985,411
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	572,276
4.35%, 09/08/2026	79,000	76,939
Fixed until 01/28/2026, 5.05% (C), 01/28/2027	277,000	276,027
Fixed until 02/01/2028, 5.12% (C), 02/01/2029	622,000	625,685
Fixed until 01/19/2033, 5.95% (C), 01/19/2038	237,000	235,514
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	862,356
3.88%, 02/15/2031 (B)	962,000	856,276
4.00%, 11/15/2029 (B)	88,000	80,292
OWL Rock Core Income Corp.
4.70%, 02/08/2027	113,000	102,006
7.75%, 09/16/2027 (B)	678,000	663,015

		9,535,930

Consumer Finance - 0.1%
American Express Co.
Fixed until 02/26/2032, 4.99% (C), 05/26/2033	698,000	686,891

Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.50%, 02/15/2028 (B)	592,000	593,480

Diversified Telecommunication Services - 0.0% (D)
AT&T, Inc.
3.65%, 09/15/2059	109,000	77,509

Electric Utilities - 0.3%
American Electric Power Co., Inc.
5.63%, 03/01/2033	893,000	925,299
Duke Energy Corp.
4.30%, 03/15/2028	643,000	629,907
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	518,243
Exelon Corp.
5.15%, 03/15/2028	432,000	439,143
5.30%, 03/15/2033	692,000	703,629

		3,216,221

Electrical Equipment - 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028 (B)	693,000	692,940

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc.
4.75%, 12/01/2024	853,000	847,608
4.90%, 06/15/2028	426,000	422,978
6.10%, 03/15/2033	1,453,000	1,465,796

		2,736,382

Financial Services - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	414,000	399,925

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (B)	$ 510,000	$ 458,164
3.88%, 03/01/2031 (B)	575,000	476,755

		1,334,844

Food Products - 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 05/15/2032 (B)	695,000	544,331
3.63%, 01/15/2032 (B)	500,000	414,485
5.50%, 01/15/2030 (B)	375,000	357,990
Mondelez International, Inc.
2.75%, 04/13/2030	68,000	60,231

		1,377,037

Health Care Equipment & Supplies - 0.3%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027 (B)	933,000	963,577
5.86%, 03/15/2030 (B)	1,114,000	1,168,729
5.91%, 11/22/2032 (B)	926,000	984,599

		3,116,905

Health Care Providers & Services - 0.6%
Centene Corp.
2.45%, 07/15/2028	919,000	794,777
3.00%, 10/15/2030	491,000	413,260
4.25%, 12/15/2027	2,255,000	2,151,123
Elevance Health, Inc.
4.75%, 02/15/2033	809,000	812,629
HCA, Inc.
3.63%, 03/15/2032 (B)	450,000	395,181
5.38%, 09/01/2026	187,000	187,455
5.63%, 09/01/2028	264,000	266,876
5.88%, 02/15/2026 - 02/01/2029	650,000	661,550
UnitedHealth Group, Inc.
5.25%, 02/15/2028	412,000	427,818

		6,110,669

Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	69,492
5.38%, 04/15/2026	333,000	323,003

		392,495

Insurance - 0.4%
Athene Global Funding
2.65%, 10/04/2031 (B)	1,416,000	1,123,691
2.72%, 01/07/2029 (B)	800,000	681,322
Brown & Brown, Inc.
4.20%, 03/17/2032	291,000	261,669
4.95%, 03/17/2052	845,000	713,680
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,066,000	868,330

		3,648,692

IT Services - 0.2%
Fiserv, Inc.
5.45%, 03/02/2028	744,000	759,922
Global Payments, Inc.
2.15%, 01/15/2027	570,000	504,403
4.80%, 04/01/2026	513,000	502,443

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Leidos, Inc.
2.30%, 02/15/2031	$ 170,000	$ 137,853
5.75%, 03/15/2033	558,000	569,910

		2,474,531

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029	1,405,000	1,277,591
5.10%, 05/15/2044 (F)	214,000	186,619
6.35%, 03/15/2040	222,000	224,036

		1,688,246

Life Sciences Tools & Services - 0.1%
Illumina, Inc.
5.80%, 12/12/2025	483,000	487,336

Media - 0.0% (D)
Fox Corp.
4.03%, 01/25/2024	362,000	358,073

Oil, Gas & Consumable Fuels - 0.5%
Enbridge, Inc.
5.70%, 03/08/2033	480,000	498,786
Energy Transfer LP
4.95%, 06/15/2028	78,000	77,350
5.55%, 02/15/2028	603,000	610,257
EQT Corp.
5.68%, 10/01/2025	738,000	735,787
5.70%, 04/01/2028	318,000	317,655
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	436,757
Kinder Morgan, Inc.
5.20%, 06/01/2033	884,000	877,406
Southwestern Energy Co.
4.75%, 02/01/2032	619,000	546,571
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (B)	929,000	935,968

		5,036,537

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	554,000	524,873

Pharmaceuticals - 0.1%
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	534,867

Professional Services - 0.0% (D)
CoStar Group, Inc.
2.80%, 07/15/2030 (B)	497,000	416,913

Residential REITs - 0.1%
Sun Communities Operating LP
2.70%, 07/15/2031	898,000	724,933

Retail REITs - 0.1%
Agree LP
2.00%, 06/15/2028	630,000	533,436
2.60%, 06/15/2033	197,000	155,181
2.90%, 10/01/2030	313,000	265,798

		954,415

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	515,828
Broadcom, Inc.
2.60%, 02/15/2033 (B)	491,000	384,746
3.14%, 11/15/2035 (B)	988,000	759,036
3.47%, 04/15/2034 (B)	795,000	652,577

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.
1.65%, 04/15/2026	$ 732,000	$ 663,158
4.88%, 06/22/2028	378,000	370,879
Microchip Technology, Inc.
2.67%, 09/01/2023	946,000	932,762
Micron Technology, Inc.
6.75%, 11/01/2029	419,000	445,149
TSMC Arizona Corp.
3.88%, 04/22/2027	669,000	656,581

		5,380,716

Software - 0.0% (D)
Workday, Inc.
3.50%, 04/01/2027	372,000	355,429

Specialized REITs - 0.2%
American Tower Trust #1
5.49%, 03/15/2028 (B)	1,406,000	1,417,897
Equinix, Inc.
2.15%, 07/15/2030	533,000	435,525

		1,853,422

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
5.15%, 07/01/2033	894,000	901,856

Trading Companies & Distributors - 0.1%
Air Lease Corp.
1.88%, 08/15/2026	817,000	723,299

Total Corporate Debt Securities (Cost $85,835,438)		80,388,700

MORTGAGE-BACKED SECURITIES - 4.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month LIBOR + 0.88%, 5.60% (C), 09/15/2034 (B)	592,515	575,020
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (C), 10/25/2049 (B)	79,011	75,900
Series 2019-6, Class A1,
2.62% (C), 11/25/2059 (B)	68,768	66,184
Series 2020-3, Class A2,
2.41% (C), 04/25/2065 (B)	165,412	151,473
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF,
1-Month SOFR Average + 0.85%, 5.00% (C), 11/25/2051 (B)	702,341	640,154
Series 2022-2, Class A1,
3.00% (C), 12/25/2051 (B)	1,364,812	1,150,973
BBCMS Mortgage Trust
Series 2017-DELC, Class A,
1-Month LIBOR + 0.98%, 5.66% (C), 08/15/2036 (B)	422,000	417,735
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	673,673
BPR Trust
Series 2022-OANA, Class A,
1-Month Term SOFR + 1.90%, 6.73% (C), 04/15/2037 (B)	1,387,000	1,332,664

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust
Series 2019-XL, Class A,
1-Month Term SOFR + 1.03%, 5.86% (C), 10/15/2036 (B)	$ 1,074,797	$ 1,062,603
Series 2019-XL, Class B,
1-Month Term SOFR + 1.19%, 6.02% (C), 10/15/2036 (B)	317,900	311,989
Series 2020-VKNG, Class A,
1-Month Term SOFR + 1.04%, 5.87% (C), 10/15/2037 (B)	131,194	128,253
Series 2021-VINO, Class A,
1-Month LIBOR + 0.65%, 5.34% (C), 05/15/2038 (B)	186,000	178,650
Series 2021-VOLT, Class B,
1-Month LIBOR + 0.95%, 5.63% (C), 09/15/2036 (B)	733,000	695,317
Series 2021-VOLT, Class D,
1-Month LIBOR + 1.65%, 6.33% (C), 09/15/2036 (B)	770,000	723,659
BX Trust
1-Month Term SOFR + 0.75%, 5.58% (C), 04/15/2039 (B)	810,850	771,499
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	242,000	202,921
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	402,947
Series 2021-LBA, Class AJV,
1-Month Term SOFR + 0.91%, 5.74% (C), 02/15/2036 (B)	820,000	781,358
Series 2021-LBA, Class AV,
1-Month Term SOFR + 0.91%, 5.74% (C), 02/15/2036 (B)	932,000	888,080
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	296,369
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1,
1-Month SOFR Average + 1.20%, 5.76% (C), 02/25/2050 (B)	717,415	647,468
CIM Trust
Series 2021-NR1, Class A1,
2.57% (C), 07/25/2055 (B)	383,062	366,400
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 5.58% (C), 11/15/2037 (B)	1,316,224	1,282,347
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 5.98% (C), 11/15/2037 (B)	585,862	568,209
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 6.33% (C), 11/15/2037 (B)	587,828	569,378
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (C), 03/25/2065 (B)	13,714	13,480
Series 2020-3, Class A1,
1.51% (C), 04/27/2065 (B)	58,812	54,435
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 5.66% (C), 05/15/2036 (B)	1,316,724	1,303,402
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 6.11% (C), 05/15/2036 (B)	281,300	276,320

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-WEHO, Class A,
1-Month LIBOR + 3.97%, 8.65% (C), 04/15/2023 (B)	$ 583,899	$ 562,918
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 5.77% (C), 07/15/2038 (B)	418,786	405,918
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-RO1, Class 1M1,
1-Month SOFR Average + 2.40%, 6.97% (C), 12/25/2042 (B)	389,185	390,050
Flagstar Mortgage Trust
Series 2021-13IN, Class A2,
3.00% (C), 12/30/2051 (B)	2,187,783	1,845,001
GCAT Trust
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,810,602	1,526,916
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month Term SOFR + 1.15%, 5.98% (C), 12/15/2036 (B)	526,000	514,403
Series 2019-WOLF, Class B,
1-Month Term SOFR + 1.45%, 6.28% (C), 12/15/2036 (B)	258,000	251,012
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.57% (C), 12/15/2036 (B)	287,000	278,685
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (B)	845,000	796,008
Series 2020-ACE, Class B,
3.64%, 01/10/2037 (B)	580,000	535,240
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month Term SOFR + 0.81%, 5.64% (C), 03/15/2038 (B)	1,278,844	1,240,733
Series 2021-BMR, Class C,
1-Month Term SOFR + 1.21%, 6.04% (C), 03/15/2038 (B)	740,177	703,028
Series 2022-BMR2, Class A1,
1-Month Term SOFR + 1.30%, 6.12% (C), 05/15/2039 (B)	886,000	866,177
Series 2022-BMR2, Class B,
1-Month Term SOFR + 1.79%, 6.62% (C), 05/15/2039 (B)	257,000	248,624
Med Trust
Series 2021-MDLN, Class A,
1-Month LIBOR + 0.95%, 5.64% (C), 11/15/2038 (B)	197,414	190,009
Series 2021-MDLN, Class E,
1-Month LIBOR + 3.15%, 7.84% (C), 11/15/2038 (B)	969,121	909,025
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	510,319	468,270
Series 2021-INV3, Class A11,
1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	628,811	575,320
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	412,974	334,186

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mello Mortgage Capital Acceptance (continued)
Series 2022-INV1, Class A2,
3.00% (C), 03/25/2052 (B)	$ 1,233,777	$ 1,040,468
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month LIBOR + 0.80%, 5.49% (C), 04/15/2038 (B)	1,345,085	1,300,505
Series 2021-MHC, Class C,
1-Month LIBOR + 1.35%, 6.04% (C), 04/15/2038 (B)	759,271	725,016
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	114,979	110,152
OBX Trust
Series 2021-INV3, Class A3,
2.50% (C), 10/25/2051 (B)	436,941	353,581
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,376,536	1,160,860
Series 2022-INV1, Class A18,
3.00% (C), 12/25/2051 (B)	584,431	479,712
Oceanview Mortgage Trust
Series 2022-1, Class A1,
3.00% (C), 12/25/2051 (B)	731,343	616,756
PRPM LLC
Series 2020-4, Class A1,
2.95% (C), 10/25/2025 (B)	472,403	460,629
Series 2021-10, Class A1,
2.49% (C), 10/25/2026 (B)	701,550	646,376
Series 2021-9, Class A1,
2.36% (C), 10/25/2026 (B)	602,570	568,471
Series 2022-2, Class A1,
5.00% (C), 03/25/2027 (B)	1,021,977	1,000,848
RCKT Mortgage Trust
Series 2021-3, Class A21,
1-Month SOFR Average + 0.80%, 5.00% (C), 07/25/2051 (B)	459,454	417,499
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	111,131	94,907
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	51,282	45,305
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A,
1-Month Term SOFR + 1.00%, 5.83% (C), 01/15/2039 (B)	451,000	433,546
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (C), 01/28/2050 (B)	5,649	5,566
Series 2020-SH1, Class A2,
2.62% (C), 01/28/2050 (B)	31,671	31,206
SREIT Trust
Series 2021-MFP, Class A,
1-Month LIBOR + 0.73%, 5.42% (C), 11/15/2038 (B)	100,000	95,769
TPI RE-REMICS Trust, Principal Only STRIPS
Series 2022-FRR1, Class AK35,
Zero Coupon, 08/25/2046 (B)	396,000	385,767
UWM Mortgage Trust
Series 2021-INV1, Class A9,
1-Month SOFR Average + 0.90%, 5.00% (C), 08/25/2051 (B)	613,551	559,738
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	318,905	258,064

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VASA Trust
Series 2021-VASA, Class A,
1-Month LIBOR + 0.90%, 5.58% (C), 07/15/2039 (B)	$ 425,000	$ 394,556
VMC Finance LLC
Series 2021-HT1, Class A,
1-Month LIBOR + 1.65%, 6.41% (C), 01/18/2037 (B)	454,238	440,797
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 5.83% (C), 02/15/2040 (B)	290,887	274,917

Total Mortgage-Backed Securities (Cost $44,352,543)		41,151,394

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.9%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 03/01/2052	3,236,118	2,895,695
3.00%, 05/01/2031 - 03/01/2052	2,011,273	1,882,879
3.50%, 07/01/2042 - 08/01/2052	5,189,788	4,867,657
4.00%, 03/01/2047 - 09/01/2052	2,903,461	2,800,552
4.50%, 03/01/2048 - 10/01/2052	6,784,825	6,671,351
5.00%, 09/01/2048 - 03/01/2053	2,196,213	2,214,475
5.50%, 09/01/2052 - 11/01/2052	2,155,197	2,214,277
6.00%, 04/01/2040	41,091	43,348
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%, 5.41% (C), 11/25/2041 (B)	493,550	486,039
1-Month SOFR Average + 0.95%, 5.51% (C), 12/25/2041 (B)	907,375	874,140
1-Month SOFR Average + 1.30%, 5.86% (C), 02/25/2042 (B)	192,074	190,163
1-Month SOFR Average + 2.00%, 6.56% (C), 04/25/2042 (B)	181,099	181,099
1-Month SOFR Average + 2.00%, 6.56% (C), 12/25/2050 (B)	715,536	715,996
1-Month SOFR Average + 2.10%, 6.66% (C), 03/25/2042 (B)	401,572	401,571
1-Month SOFR Average + 2.15%, 6.71% (C), 09/25/2042 (B)	147,087	147,472
1-Month SOFR Average + 2.25%, 6.81% (C), 08/25/2033 (B)	1,117,000	1,075,251
1-Month SOFR Average + 2.30%, 6.86% (C), 08/25/2042 (B)	265,393	266,055
1-Month SOFR Average + 2.95%, 7.51% (C), 06/25/2042 (B)	581,175	591,177
1-Month LIBOR + 3.10%, 7.95% (C), 03/25/2050 (B)	208,167	213,310
Federal Home Loan Mortgage Corp. STACR Trust
1-Month LIBOR + 1.95%, 6.80% (C), 10/25/2049 (B)	13,987	13,952
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month SOFR Average + 2.30%, 6.86% (C), 08/25/2033 (B)	471,336	464,275
1-Month SOFR Average + 2.60%, 7.16% (C), 11/25/2050 (B)	797,854	798,604
1-Month SOFR Average + 2.65%, 7.21% (C), 07/25/2042 (B)	296,699	300,175

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, 11/01/2034 - 03/01/2052	$ 9,697,419	$ 8,467,671
3.00%, 10/01/2034 - 06/01/2057	10,859,471	9,894,069
3.50%, 12/01/2045 - 08/01/2056	14,600,389	13,706,911
4.00%, 10/01/2047 - 07/01/2052	10,247,505	9,898,448
4.50%, 11/01/2042 - 12/01/2052	4,848,795	4,776,405
5.00%, 07/01/2044 - 04/01/2053	2,688,545	2,699,496
5.50%, 09/01/2052 - 11/01/2052	3,330,361	3,397,816
6.00%, 02/01/2037	1,877	1,976
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.65%, 6.21% (C), 12/25/2041 (B)	464,000	439,076
1-Month SOFR Average + 1.90%, 6.46% (C), 04/25/2042 (B)	423,968	423,107
1-Month SOFR Average + 2.00%, 6.56% (C), 11/25/2041 (B)	1,446,000	1,341,165
1-Month SOFR Average + 2.00%, 6.56% (C), 03/25/2042 (B)	391,239	391,476
1-Month SOFR Average + 2.10%, 6.66% (C), 03/25/2042 (B)	915,925	914,215
1-Month LIBOR + 2.10%, 6.95% (C), 10/25/2039 (B)	39,827	39,948
1-Month LIBOR + 2.15%, 7.00% (C), 09/25/2031 (B)	33,991	33,991
1-Month SOFR Average + 2.50%, 7.07% (C), 09/25/2042 (B)	852,915	854,166
1-Month SOFR Average + 2.55%, 7.11% (C), 07/25/2042 (B)	232,940	234,415
1-Month LIBOR + 2.30%, 7.15% (C), 08/25/2031 (B)	10,308	10,308
1-Month LIBOR + 2.40%, 7.25% (C), 04/25/2031 (B)	61,793	61,793
1-Month SOFR Average + 2.75%, 7.31% (C), 05/25/2042 (B)	289,314	293,943
1-Month SOFR Average + 3.00%, 7.56% (C), 01/25/2042 (B)	527,000	500,008
1-Month SOFR Average + 3.00%, 7.56% (C), 04/25/2042 (B)	376,000	366,607
1-Month LIBOR + 4.30%, 9.15% (C), 02/25/2025	185,918	191,715
1-Month LIBOR + 4.90%, 9.75% (C), 11/25/2024	35,831	37,328
1-Month LIBOR + 5.00%, 9.85% (C), 07/25/2025	170,045	177,786
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	1,088,673	996,733
Government National Mortgage Association
2.50%, TBA (G)	7,276,930	6,403,272
3.00%, 07/20/2051 - 08/20/2051	3,802,119	3,472,014
3.00%, TBA (G)	2,078,000	1,890,310
3.50%, TBA (G)	5,953,262	5,570,951
4.00%, 01/15/2045 - 05/20/2048	1,462,840	1,416,110
4.00%, TBA (G)	1,717,751	1,651,591
4.50%, 08/15/2046 - 05/20/2048	749,200	753,637
4.50%, TBA (G)	801,906	789,251
5.00%, 08/20/2048	194,904	197,546
5.00%, TBA (G)	729,984	730,440
Uniform Mortgage-Backed Security
2.50%, TBA (G)	883,700	817,056
3.00%, TBA (G)	2,217,831	2,038,137
3.50%, TBA (G)	2,791,539	2,697,482
4.00%, TBA (G)	2,700,000	2,656,709

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
4.50%, TBA (G)	$ 378,117	$ 370,082
5.00%, TBA (G)	1,421,897	1,417,231

Total U.S. Government Agency Obligations (Cost $127,108,843)		123,331,904

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury - 10.8%
U.S. Treasury Bonds
3.88%, 02/15/2043 (F)	11,299,700	11,380,917
4.00%, 11/15/2042 - 11/15/2052	38,694,200	40,286,683
U.S. Treasury Notes
3.50%, 01/31/2028 - 02/15/2033	20,909,000	20,905,161
3.63%, 03/31/2028 - 03/31/2030	14,596,000	14,623,489
4.00%, 02/29/2028 (F)	14,927,400	15,182,798
4.00%, 02/28/2030	216,000	221,535
4.63%, 02/28/2025 (F)	469,000	473,324

Total U.S. Government Obligations (Cost $101,536,232)		103,073,907

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (H)	12,901,155	$ 12,901,155

Total Other Investment Company (Cost $12,901,155)		12,901,155

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 2.10% (H), dated 03/31/2023, to be repurchased at $27,921,947 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2024, and with a value of $28,475,431.	$ 27,917,061	27,917,061

Total Repurchase Agreement (Cost $27,917,061)		27,917,061

Total Investments (Cost $848,197,459)		989,356,222
Net Other Assets (Liabilities) - (3.6)%		(34,829,550)

Net Assets - 100.0%		$ 954,526,672

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$573,907,598	$—	$—	$573,907,598
Asset-Backed Securities	—	26,684,503	—	26,684,503
Corporate Debt Securities	—	80,388,700	—	80,388,700
Mortgage-Backed Securities	—	41,151,394	—	41,151,394
U.S. Government Agency Obligations	—	123,331,904	—	123,331,904
U.S. Government Obligations	—	103,073,907	—	103,073,907
Other Investment Company	12,901,155	—	—	12,901,155
Repurchase Agreement	—	27,917,061	—	27,917,061

Total Investments	$586,808,753	$402,547,469	$—	$989,356,222

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $101,880,871, representing 10.7% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,283,390, collateralized by cash collateral of $12,901,155 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,673,855. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at March 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

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Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

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Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 12